Pension, Health Care and Postretirement Benefits Other Than Pensions (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at end of year	$ 732,523	$ 700,473	$ 632,917
Significant Unobservable Inputs (Level 3) [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at beginning of year	24,687	22,993	21,321
Dispositions	(7,106)	(964)	3,115
Realized and Unrealized Gains (Losses)	3,319	2,658	(1,443)
Balances at end of year	20,900	24,687	22,993
Fixed Income Funds [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at end of year	202,939	185,163	132,951
Fixed Income Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at end of year	0	5,535	5,265
Fixed Income Investments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at beginning of year	5,535	5,265	2,652
Dispositions	(5,717)	(269)	2,380
Realized and Unrealized Gains (Losses)	182	539	233
Balances at end of year	0	5,535	5,265
Other Assets [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at end of year	37,482	19,152	17,728
Other Assets [Member] | Significant Unobservable Inputs (Level 3) [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at beginning of year	19,152	17,728	18,669
Dispositions	(1,389)	(695)	735
Realized and Unrealized Gains (Losses)	3,137	2,119	(1,676)
Balances at end of year	$ 20,900	$ 19,152	$ 17,728